Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004917 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Exchange Portfolio
Class Name	BlackRock Shares
Trading Symbol	STSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Exchange Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Shares	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended December 31, 2024, the Fund's BlackRock Shares returned 16.07%.
  For the same period, the S&P 500® Index returned 25.02%.
What contributed to performance?
Stock selection in the financials, information technology, and consumer staples sectors contributed to absolute performance. In financials, a position in a Nebraska-based diversified insurance and investment company was a key contributor. The outperformance in technology stemmed from an investment in a prominent software company that was among the mega-cap, technology-related stocks that led the broader market higher in 2024. A big-box discount retailer helped results in consumer staples.
What detracted from performance?
Stock selection in the healthcare and energy sectors detracted. In healthcare, a position in a large-cap pharmaceutical stock had the largest adverse impact. The shortfall in energy resulted from a downturn in an oil services company expected to come under pressure from reduced investment by major producers. While no other sectors detracted from absolute performance, the Fund lost ground in the food products industry largely due to a position in a prominent snack company.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
BlackRock Shares	16.07%	13.66%	11.70%
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 263,078,705
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,292,473
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$263,078,705
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$1,292,473
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	32.9%
Information Technology	32.6%
Health Care	12.9%
Consumer Staples	10.3%
Industrials	7.8%
Energy	3.6%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	31.6%
Berkshire Hathaway, Inc., Class B	12.9%
JPMorgan Chase & Co.	8.3%
General Dynamics Corp.	7.8%
American Express Co.	6.9%
Visa, Inc., Class A	4.8%
AstraZeneca PLC, ADR	3.2%
Johnson & Johnson	3.0%
Walmart, Inc.	2.8%
Merck & Co., Inc.	2.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	31.6%
Berkshire Hathaway, Inc., Class B	12.9%
JPMorgan Chase & Co.	8.3%
General Dynamics Corp.	7.8%
American Express Co.	6.9%
Visa, Inc., Class A	4.8%
AstraZeneca PLC, ADR	3.2%
Johnson & Johnson	3.0%
Walmart, Inc.	2.8%
Merck & Co., Inc.	2.6%
(b)Excludes short-term securities.